Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12—COMMITMENTS AND CONTINGENCIES

Legal Proceedings

At the Company’s annual meeting on December 21, 2021, the stockholders were asked to approve an amendment to the Company’s Amended and Restated Certificate of Incorporation, dated July 30, 2020 (the “Certificate of Incorporation”), increasing the number of authorized shares of the Company’s common stock, par value $0.0001 per share (“Common Stock” and such proposal, the “Share Increase Proposal”) by 50,000,000 shares of Common Stock. As reported in a Form 8-K filing on December 28, 2021, the Share Increase Proposal was adopted and a Certificate of Amendment to the Certificate of Incorporation setting forth the amendment adopted pursuant to the Share Increase Proposal (the “Certificate of Amendment”) was filed with the Secretary of State of the State of Delaware (the “Delaware Secretary of State”). To date, none of these newly authorized shares has actually been issued. Three purported beneficial owners of Common Stock subsequently expressed concerns about a statement in the Company’s proxy statement related to the Share Increase Proposal, specifically questioning, in light of the proxy statement, the ability of brokerage firms and other custodians to vote shares of Common Stock held by them for the benefit of their customers in the absence of instructions from the beneficial owners. Based on an examination of the situation performed following receipt of these demands, the Company believes that the vote at the annual meeting was properly tabulated and that the proposed amendment was properly adopted in accordance with Delaware law. In light of the demands, however, and to ensure against any future question as to the validity of these newly authorized shares, the Company elected to seek validation of its Certificate of Amendment through a Petition to the Court of Chancery of the State of Delaware (the “Court of Chancery”) pursuant to Section 205 of the Delaware General Corporation Law (the “205 Petition”). The action, styled In re 1847 Goedeker Inc., C.A. 2022-0219-SG (the “Action”), sought entry by the Court of Chancery of an order validating and declaring effective the Certificate of Amendment, and validating the additional shares of Common Stock authorized under the Share Increase Proposal.

Two purported stockholders objected to the 205 Petition. One such objecting, purported stockholder (the “Stockholder Plaintiff”) filed his own lawsuit (which was then consolidated with the 205 Petition) requesting that such relief not be granted and asserting two claims for relief: first, against the Company for alleged violation of the Delaware General Corporation Law Section 225(b) for improper tabulation of the stockholder vote on the Share Increase Proposal; and second, asserting that the Company’s directors breached their fiduciary duties by incorrectly tabulating the stockholder vote, and by causing a purportedly invalid amendment to our Certificate of Incorporation to be filed with the Delaware Secretary of State. The Court of Chancery held a hearing on May 27, 2022, to consider the Company’s motion for entry of an order under Section 205 and subsequently entered an order denying the motion without prejudice on September 30, 2022. On July 7, 2022, the Company filed a Certificate of Correction with the Secretary of State of the State of Delaware, voiding the Charter Amendment and causing the number of authorized shares of Common Stock to remain at 200,000,000.

On June 12, 2023, the Company submitted to the Court of Chancery a Stipulation and [Proposed] Order Regarding Notice and Closing of the Case regarding the Action (the “Dismissal Order”). As stated in the Dismissal Order, the Company and the other parties to the Action negotiated at arm’s length and resolved the stockholders’ claims to entitlement to a mootness fee award, and the Company agreed to pay $475,000 for attorneys’ fees and expenses to the stockholders’ counsel (the “Attorneys’ Fees”). Pursuant to Court of Chancery Rules 23(e) and 41(a), the parties to the Action stipulated to voluntary dismissal of the Action with prejudice as to the Stockholder Plaintiff and without prejudice as to any actual or potential claims of any other members of the putative class, and such dismissal was granted by the Court on June 13, 2023. As stipulated in the Dismissal Order, the Company paid the Attorneys’ Fees to the stockholders’ counsel on June 28, 2023 and such payment fully satisfied and resolved the stockholders’ and the stockholders’ counsel’s entitlement to any fees or expenses in the Action.

On October 31, 2022, a putative shareholder class action was filed against Polished.com Inc. (the “Company”) and certain of its current and former officers and directors, as well as certain underwriters of the Company’s 2020 initial public offering (the “IPO”). The action was commenced in the United States District Court for the Eastern District of New York court and is captioned Maschhof v. Polished.com Inc., et al., No. 1:22-cv-06606. The complaint asserts violations of Sections 11, 12(a)(2) and 15 of the Securities Act of 1933, as well as Sections 10(b) and Rule 10b-5 promulgated thereunder, and 20(a) of the Securities Exchange Act of 1934 arising from alleged misstatements and omissions made in certain of the Company’s SEC filings made in connection with the IPO. On or about September 8, 2023, the Court appointed lead plaintiff and lead counsel. An amended complaint was filed on or before October 31, 2023.

On January 26, 2023, a derivative stockholder complaint was filed against certain of the Company’s current and former officers and directors, naming the Company as a nominal defendant. The action was commenced in the United States District Court for the Eastern District of New York court and is captioned Wong v. Moore et al., No. 1:23-cv-00559. The complaint asserts violations of Section 14(a) of the Exchange Act, breaches of fiduciary duty, unjust enrichment, abuse of control, gross mismanagement, and waste of corporate assets, arising from alleged misstatements and omissions made in certain of the Company’s SEC filings made in connection with the IPO. On or about March 7, 2023, plaintiff filed a stipulation and proposed order to stay proceedings until any motions to dismiss in the related class action (captioned Maschhoff v. Polished.com Inc. et al., No. 1:22-cv-06606) are decided. On March 23, 2023, the stipulation was so-ordered.

On February 13, 2023, a derivative stockholder complaint was filed against certain of the Company’s current and former officers and directors as well as the Company’s external manager, naming the Company as a nominal defendant. The action was commenced in the United States District Court for the Eastern District of New York court and is captioned Gossett v. Moore, et al., No. 1:23-cv-1168. The complaint asserts claims for breach of fiduciary duty against the former officers and directors and aiding and abetting breaches of fiduciary of duty against the external manager, arising from alleged misstatements and omissions made in certain of the Company’s SEC filings made in connection with the IPO. On or about April 24, 2023, plaintiffs filed a joint stipulation and proposed order consolidating the related derivative actions and appointing co-lead counsel. To date, the stipulation has yet to be ordered.

NOTE 19—COMMITMENTS AND CONTINGENCIES

On January 18, 2019, the Company entered into an asset purchase agreement with Goedeker Television, Steve Goedeker and Mike Goedeker, pursuant to which on April 5, 2019 the Company acquired substantially all of the assets of Goedeker Television used in its retail appliance and furniture business (the “Goedeker Business”).

Pursuant to the asset purchase agreement, Goedeker Television entitled to receive an earn out payment of $0.2 million if the EBITDA (as defined in the asset purchase agreement) of the Goedeker Business for the trailing twelve (12) month period from April 5, 2022 is $2.5 million or greater, and may be entitled to receive a partial earn out payment if the EBITDA of the Goedeker Business is less than $2.5 million but greater than $1.5 million. The Company expects to meet this target and adjusted the contingent note payable in the consolidated balance sheet to the present value of the amount due of $0.2 million as of December 31, 2021. The final payment of $0.2 was paid October 2022.

Legal Proceedings

At the Company’s annual meeting on December 21, 2021, the stockholders were asked to approve an amendment to the Company’s Amended and Restated Certificate of Incorporation, dated July 30, 2020 (the “Certificate of Incorporation”), increasing the number of authorized shares of the Company’s common stock, par value $0.0001 per share (“Common Stock” and such proposal, the “Share Increase Proposal”) by 50,000,000 shares of Common Stock. As reported in a Form 8-K filing on December 28, 2021, the Share Increase Proposal was adopted and a Certificate of Amendment to the Certificate of Incorporation setting forth the amendment adopted pursuant to the Share Increase Proposal (the “Certificate of Amendment”) was filed with the Secretary of State of the State of Delaware (the “Delaware Secretary of State”). To date, none of these newly authorized shares has actually been issued.

Three purported beneficial owners of Common Stock subsequently expressed concerns about a statement in the Company’s proxy statement related to the Share Increase Proposal, specifically questioning, in light of the proxy statement, the ability of brokerage firms and other custodians to vote shares of Common Stock held by them for the benefit of their customers in the absence of instructions from the beneficial owners. Based on an examination of the situation performed following receipt of these demands, the Company believes that the vote at the annual meeting was properly tabulated and that the proposed amendment was properly adopted in accordance with Delaware law. In light of the demands, however, and to ensure against any future question as to the validity of these newly authorized shares, the Company has elected to seek validation of its Certificate of Amendment through a Petition to the Court of Chancery of the State of Delaware (the “Court of Chancery”) pursuant to Section 205 of the Delaware General Corporation Law (the “205 Petition”). The action, styled In re 1847 Goedeker Inc., C.A. 2022-0219-SG, seeks entry by the Court of Chancery of an order validating and declaring effective the Certificate of Amendment, and validating the additional shares of Common Stock authorized under the Share Increase Proposal.

One of the purported stockholders who had submitted a demand related to adoption of the Share Increase Proposal has filed a Class Action Complaint in the Court of Chancery against the Company and its Board of Directors. The lawsuit, captioned Scot T. Boden v. 1847 Goedeker Inc., et al., C.A. No. 2022-0196-SG (the “Boden Action”), asserts two claims for relief. The first is against the Company for alleged violation of the Delaware General Corporation Law Section 225(b) for improper tabulation of the stockholder vote on the Share Increase Proposal. The second asserts that the Company’s directors breached their fiduciary duties by incorrectly tabulating the stockholder vote, and by causing a purportedly invalid amendment to our Certificate of Incorporation to be filed with the Delaware Secretary of State.

Subsequent to December 31, 2022, the Company settled this claim for $475,000.

On October 31, 2022, a putative shareholder class action was filed against Polished.com Inc. (the “Company”) and certain of its current and former officers and directors, as well as certain underwriters of the Company’s 2020 initial public offering (the “IPO”).  The action was commenced in the United States District Court for the Eastern District of New York court and is captioned Ryan Maschhoff v. Polished.com Inc., et al., No. 1:22-cv-06606.  The complaint asserts violations of Sections 11, 12(a)(2) and 15 of the Securities Act of 1933, as well as Sections 10(b) and Rule 10b-5 promulgated thereunder, and 20(a) of the Securities Exchange Act of 1934 arising from alleged misstatements and omissions made in certain of the Company’s SEC filings made in connection with the IPO.  On or about December 20, 2022, plaintiffs filed a motion for the appointment of lead plaintiff and lead counsel.  Although that motion is fully briefed, to date, oral argument has yet to be scheduled.